Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$2,386,408.09	0.0055369	$-	-	$2,386,408.09
Class A-4 Notes	$167,690,000.00	1.0000000	$151,783,347.71	0.9051425	$15,906,652.29
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$271,546,408.09	0.1806504	$253,253,347.71	0.1684806	$18,293,060.38

Weighted Avg. Coupon (WAC)	3.57%		3.58%
Weighted Avg. Remaining Maturity (WARM)	25.57		24.69
Pool Receivables Balance	$298,859,008.22		$280,192,243.69
Remaining Number of Receivables	35,600		34,744

Adjusted Pool Balance	$294,264,384.08		$275,971,323.70

III. COLLECTIONS

Principal:
Principal Collections	$18,283,841.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$357,671.90
Total Principal Collections	$18,641,513.30

Interest:
Interest Collections	$866,847.80
Late Fees & Other Charges	$51,900.96
Interest on Repurchase Principal	$-
Total Interest Collections	$918,748.76

Collection Account Interest	$6,427.57
Reserve Account Interest	$1,318.49
Servicer Advances	$-

Total Collections	$19,568,008.12

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Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$19,568,008.12
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,568,008.12

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$249,049.17	$-	$249,049.17	$249,049.17
Collection Account Interest					$6,427.57
Late Fees & Other Charges					$51,900.96
Total due to Servicer					$307,377.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$1,411.96		$1,411.96
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$142,551.04		$142,551.04	$142,551.04

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$18,958,019.21

9. Regular Principal Distribution Amount:					$18,293,060.38

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$2,386,408.09
Class A-4 Notes		$15,906,652.29
Class A Notes Total:	$18,293,060.38	$18,293,060.38
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$18,293,060.38	$18,293,060.38

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			664,958.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,594,624.14
Beginning Period Amount	$4,594,624.14
Current Period Amortization	$373,704.15
Ending Period Required Amount	$4,220,919.99
Ending Period Amount	$4,220,919.99
Next Distribution Date Required Amount	$3,864,474.34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.72%	8.23%	8.23%

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Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.14%	34,099	97.40%	$272,900,448.09
30 - 60 Days	1.51%	526	2.10%	$5,886,530.78
61 - 90 Days	0.29%	102	0.43%	$1,215,030.90
91-120 Days	0.05%	17	0.07%	$190,233.92
121 + Days	0.00%	0	0.00%	$-
Total		34,744		$280,192,243.69

Delinquent Receivables 30+ Days Past Due
Current Period	1.86%	645	2.60%	$7,291,795.60
1st Preceding Collection Period	1.73%	615	2.39%	$7,129,560.44
2nd Preceding Collection Period	1.75%	639	2.40%	$7,637,077.48
3rd Preceding Collection Period	1.72%	645	2.28%	$7,756,923.08
Four-Month Average	1.76%		2.42%

Repossession in Current Period		32		$374,478.77
Repossession Inventory		57		$234,206.34

Current Charge-Offs
Gross Principal of Charge-Offs				$382,923.13
Recoveries				$(357,671.90)
Net Loss				$25,251.23

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.10%

Average Pool Balance for Current Period				$289,525,625.96

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.10%
1st Preceding Collection Period				-0.01%
2nd Preceding Collection Period				-0.33%
3rd Preceding Collection Period				0.01%
Four-Month Average				-0.06%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	34	2,223	$34,395,162.59
Recoveries	47	2,044	$(20,622,674.87)
Net Loss			$13,772,487.72
Cumulative Net Loss as a % of Initial Pool Balance			0.89%

Net Loss for Receivables that have experienced a Net Loss *	23	1,900	$13,863,216.56
Average Net Loss for Receivables that have experienced a Net Loss			$7,296.43

Principal Balance of Extensions			$1,009,411.53
Number of Extensions			91

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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